UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2022-EBO2, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001541862
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Thomas Buttacavoli
Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  April 4, 2022

WATERFALL VICTORIA MASTER FUND, LTD.

(Sponsor)

By:	/s/ Kenneth Nick
	Name:	Kenneth Nick
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99. 1	Disclosures required by Rule 15Ga-2 for SitusAMC.

Schedule 1 — Executive Summary
Schedule 2 — Data Integrity Report — Sample Selection
Schedule 3 — Data Integrity Report — Data Integrity Summary
Schedule 4 — Data Integrity Report — Data Compare Details
Schedule 5 — Data Integrity Report — Debenture Interest Rate
Schedule 6 — Data Integrity Report — FHA Insurance
Schedule 7 — Collection Comments Servicing Report — Itemized
Schedule 8 — Collection Comments Servicing Report — Upload
Schedule 9 — Pay History Servicing Report — Cash Flow
Schedule 10 — Pay History Servicing Report — Cash Settlement
Schedule 11 — Pay History Servicing Report — Pay History
Schedule 12 — Pay History Servicing Report — Pay String

99.2	Disclosures required by Rule 15Ga-2 for Deloitte & Touche LLP

Schedule 1 — Independent Accountants' Report on Applying Agreed Upon Procedures